S000034192 [Member] Investment Objectives and Goals - Putnam Ultra Short Duration Income Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks as high a rate of current income as the Investment Manager (as defined below) believes is consistent with preservation of capital and maintenance of liquidity.